HODGES SMALL INTRINSIC VALUE FUND

SCHEDULE OF INVESTMENTS at December 31, 2021 (Unaudited)

Shares		Value
COMMON STOCKS: 93.7%
Apparel: 3.1%
11,000	Delta Apparel, Inc. [1]	$327,140
20,000	Fossil Group, Inc. [1]	205,800
		532,940
Apparel & Shoe Retail: 1.8%
20,000	Duluth Holdings, Inc. - Class B [1]	303,600

Automobile Retail: 1.2%
2,000	America's Car-Mart, Inc. [1]	204,800

Banks: 11.9%
4,000	BancFirst Corp.	282,240
15,000	First Foundation, Inc.	372,900
13,500	Hilltop Holdings, Inc.	474,390
4,000	Independent Bank Group, Inc.	288,600
3,000	Prosperity Bancshares, Inc.	216,900
3,500	Triumph Bancorp, Inc. [1]	416,780
		2,051,810
Building Materials: 7.8%
8,000	Builders FirstSource, Inc. [1]	685,680
4,000	Eagle Materials, Inc.	665,840
		1,351,520
Business Support Services: 3.9%
2,000	B Riley Financial, Inc.	177,720
50,000	Legato Merger Corp II [1]	501,250
		678,970
Commercial Services: 6.1%
7,000	Franchise Group, Inc.	365,120
15,000	H&R Block, Inc.	353,400
140,000	Research Solutions, Inc. [1]	344,400
		1,062,920
Computers: 1.9%
8,000	NCR Corp. [1]	321,600

Diversified Financial Services: 2.1%
21,000	Westwood Holdings Group, Inc.	355,740

Diversified Manufacturing Operations: 2.1%
12,000	Trinity Industries, Inc.	362,400

Electronics: 2.5%
20,000	Kimball Electronics, Inc. [1]	435,200

Home Builders: 2.4%
12,000	Taylor Morrison Home Corp. [1]	419,520

Home Furnishings: 3.2%
16,000	Bassett Furniture Industries, Inc.	268,320
12,000	Hooker Furnishings Corp.	279,360
		547,680
Insurance: 5.7%
12,000	Horace Mann Educators Corp.	464,400
38,000	Tiptree, Inc.	525,540
		989,940
Iron & Steel: 6.1%
25,000	Cleveland-Cliffs, Inc. [1]	544,250
14,000	Commercial Metals Co.	508,060
		1,052,310
Land Ownership & Leasing: 1.1%
3,500	The St. Joe Co.	182,175

Leisure Time: 5.5%
4,000	Brunswick Corp.	402,920
12,000	Vista Outdoor, Inc. [1]	552,840
		955,760
Machinery - Diversified: 2.1%
8,000	Ichor Holdings Ltd. [1]	368,240

Metal Fabrication & Hardware: 1.4%
15,000	TimkenSteel Corp. [1]	247,500

Oil Companies Exploration & Production: 8.3%
40,000	Comstock Resources, Inc. [1]	323,600
24,000	HighPeak Energy, Inc.	351,360
4,000	Oasis Petroleum, Inc.	503,960
4,000	Whiting Petroleum Corp. [1]	258,720
		1,437,640
Pharmaceuticals: 1.0%
3,000	Pacira Pharmaceuticals, Inc. [1]	180,510

Real Estate: 4.2%
20,000	Stratus Properties, Inc. [1]	731,400

Real Estate Investment Trusts: 1.3%
11,000	Postal Realty Trust, Inc.	217,800

Semiconductors: 2.8%
5,000	Silicon Motion Technology Corp. - ADR	475,150

Transportation: 3.3%
8,000	Covenant Logistics Group, Inc. - Class A [1]	211,440
6,000	Kirby Corp. [1]	356,520
		567,960
Water, Sewage and Other Systems: 0.9%
11,000	Pure Cycle Corp. [1]	160,600

TOTAL COMMON STOCKS
(Cost $11,133,068)		16,195,685

WARRANTS: 0.4% [1]
Materials: 0.4%
25,000	Algoma Steel Group, Inc., Expiration: October 2026, Exercise Price: $11.50	72,000

TOTAL WARRANTS
(Cost $53,733)		72,000

TOTAL INVESTMENTS IN SECURITIES: 94.1%
(Cost $11,186,801)		16,267,685
Other Assets in Excess of Liabilities: 5.9%		1,016,679
TOTAL NET ASSETS: 100.0%		$17,284,364

ADR - American Depository Receipt
[1]	Non-income producing security.

Hodges Small Intrinsic Value Fund
Summary of Fair Value Exposure at December 31, 2021 (Unaudited)

The Hodges Small Intrinsic Value Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2021. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$15,694,435	$501,250	$-	$16,195,685
Warrants	72,000	-	-	72,000
Total Investments in Securities	$15,766,435	$501,250	$-	$16,267,685